August 13, 2019

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement filed July 1, 2019.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.

Sincerely,

/s/ Debra Rubano
Debra Rubano
Director & Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000